FAIR VALUE MEASUREMENTS - Asset held in the Trust Account (Details)	Dec. 31, 2025 USD ($)
FAIR VALUE MEASUREMENTS
Assets held in the Trust Account	$ 232,809,646
Recurring
FAIR VALUE MEASUREMENTS
Assets held in the Trust Account	232,809,646
Recurring | Level 1
FAIR VALUE MEASUREMENTS
Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	$ 232,809,646